Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment	$ 10,684,000		$ 0
Other than temporary impairment for available for sale securities	0	0	4,600,000
Advertising expenses	103,000,000	133,700,000	113,400,000
International Outdoor Advertising [Member]
Impairment	$ 10,700,000
Minimum [Member]
Percentage of ownership	20.00%
Minimum [Member] | Building and Improvements [Member]
Useful life	10 years
Minimum [Member] | Structures [Member]
Useful life	5 years
Minimum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	7 years
Minimum [Member] | Furniture and other equipment [Member]
Useful life	3 years
Maximum [Member]
Percentage of ownership	50.00%
Maximum [Member] | Building and Improvements [Member]
Useful life	39 years
Maximum [Member] | Structures [Member]
Useful life	15 years
Maximum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	20 years
Maximum [Member] | Furniture and other equipment [Member]
Useful life	20 years